Description of the Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Property and equipment are stated at cost, and when placed into service, are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Item	Estimated Life in Years
Lottery and other machinery and equipment	3 - 15
Gaming equipment	1 - 5
Transportation equipment	3 - 8
Furniture and fixtures	5 - 10
Buildings and improvements	15 - 40